Benefits offered to team members (Details 6) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Health insurance | Discount rate
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 10,428
Premise reduction	R$ (12,868)
Health insurance | Real medical inflation
Disclosure of defined benefit plans [line items]
Premise change
Premise increase	R$ 15,698
Premise reduction	R$ (12,454)
Health insurance | Rate of increase in future salary levels
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
Health insurance | Rate of increase in future pension plan
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase
Premise reduction
Health insurance | Life expectancy
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase
Premise reduction
Health insurance | Mortality rate
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
United States of America | Discount rate
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 7,261
Premise reduction	R$ (8,802)
United States of America | Real medical inflation
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
United States of America | Rate of increase in future salary levels
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
United States of America | Rate of increase in future pension plan
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
United States of America | Life expectancy
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
United States of America | Mortality rate
Disclosure of defined benefit plans [line items]
Premise change	10.00%
Premise increase	R$ 1,984
Premise reduction	R$ (2,164)
Germany | Discount rate
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 10,802
Premise reduction	R$ (11,971)
Germany | Real medical inflation
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
Germany | Rate of increase in future salary levels
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 6,256
Premise reduction	R$ (5,934)
Germany | Rate of increase in future pension plan
Disclosure of defined benefit plans [line items]
Premise change	0.00%
Premise increase	R$ 3,087
Premise reduction	R$ (3,006)
Germany | Life expectancy
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 2,848
Premise reduction	R$ (2,973)
Germany | Mortality rate
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
Netherlands | Discount rate
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 563
Premise reduction	R$ (626)
Netherlands | Real medical inflation
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction
Netherlands | Rate of increase in future salary levels
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 336
Premise reduction	R$ (318)
Netherlands | Rate of increase in future pension plan
Disclosure of defined benefit plans [line items]
Premise change	0.00%
Premise increase	R$ 166
Premise reduction	R$ (161)
Netherlands | Life expectancy
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 144
Premise reduction	R$ (150)
Netherlands | Mortality rate
Disclosure of defined benefit plans [line items]
Premise change
Premise increase
Premise reduction